Condensed Financial Information of the Company Condensed Balance Sheet (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	¥ 142,511	¥ 96,965
Receivables due from related parties	858	3,630
Prepayments and other current assets	16,159	42,612
Non-current assets:
Total assets	571,371	501,735
Current liabilities:
Accrued liabilities and other payables	27,606	17,501
Total liabilities	225,987	194,470
Commitments and Contingencies (Note 18)
Shareholders' equity
Additional paid-in capital	2,061,491	2,049,448
Treasury stock (US$ 0.0001 par value; 16,201,618 shares and 14,094,018 shares as of December 31, 2021 and 2022, respectively)	(12,010)	(13,598)
Accumulated deficit	(1,706,209)	(1,728,152)
Accumulated other comprehensive loss	(5,860)	(8,987)
Total 36Kr Holdings Inc.'s shareholders' equity	338,106	299,405
Total liabilities and shareholders' equity	571,371	501,735
Class A ordinary shares
Shareholders' equity
Ordinary shares	628	628
Class B ordinary shares
Shareholders' equity
Ordinary shares	66	66
Parent company | Reportable legal entities
Current assets:
Cash and cash equivalents	23,365	31,833
Amount due from inter-company entities	515	468
Receivables due from related parties	52	10
Prepayments and other current assets	107	180
Non-current assets:
Investments in subsidiaries, VIE and subsidiaries of VIE	333,418	285,624
Total assets	357,457	318,115
Current liabilities:
Amount due to inter-company entities	16,149	14,463
Accrued liabilities and other payables	3,202	4,247
Total liabilities	19,351	18,710
Commitments and Contingencies (Note 18)
Shareholders' equity
Additional paid-in capital	2,061,491	2,049,448
Treasury stock (US$ 0.0001 par value; 16,201,618 shares and 14,094,018 shares as of December 31, 2021 and 2022, respectively)	(12,010)	(13,598)
Accumulated deficit	(1,706,209)	(1,728,152)
Accumulated other comprehensive loss	(5,860)	(8,987)
Total 36Kr Holdings Inc.'s shareholders' equity	338,106	299,405
Total liabilities and shareholders' equity	357,457	318,115
Parent company | Reportable legal entities | Class A ordinary shares
Shareholders' equity
Ordinary shares	628	628
Parent company | Reportable legal entities | Class B ordinary shares
Shareholders' equity
Ordinary shares	¥ 66	¥ 66